Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,032,858	$ 1,996,022
Accumulated Amortization	844,576	705,523
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	160,030	141,160
Accumulated Amortization	86,708	75,175
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	391,268	386,619
Accumulated Amortization	174,114	148,319
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,481,560	1,468,243
Accumulated Amortization	$ 583,754	$ 482,029